Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (33,715)	$ (36,825)	$ (47,936)	$ (48,869)
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts payable and accrued expenses		1,333	1,433	3,767
Net cash used in operating activities	(33,715)	(35,492)	(46,503)	(45,102)
Cash flows from financing activities:
Proceeds from stockholder advances				120
Repayments of stockholder advances		(120)	(120)
Proceeds from note payable - stockholder	35,000	37,500	47,500	35,000
Net cash provided by financing activities	35,000	37,380	47,380	35,120
Net change in cash	1,285	1,888	877	(9,982)
Cash - beginning of period	984	107	107	10,089
Cash - end of period	$ 2,269	$ 1,995	$ 984	$ 107